Phone:    260-455-6918
Fax:      260-455-5135
E-Mail:   Colleen.Tonn@LFG.com

VIA EDGAR

January 20, 2010

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644

RE:  Lincoln Variable Insurance Products Trust (the "Trust")
     (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 68 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish five new series of the Trust: LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund, and LVIP American International Fund. The prospectuses for these funds have been drafted in accordance with the Summary Prospectus Rule and the format of the summary sections of the prospectuses are substantially similar to that of the LVIP Global Income Fund that was filed on November 13, 2009/1/. We have also taken into consideration the comments you provided for the LVIP Global Income Fund and have conformed the prospectus summary sections for the five new funds accordingly (with the exception of the "Payments to Insurance Companies and their Affiliates" section).

Please contact the undersigned at 260-455-6918 if you have any questions or comments.

Very truly yours,


/s/ Colleen E. Tonn
----------------------------------------
Colleen E. Tonn
Senior Counsel

Enclosures

cc: Craig D. Moreshead, Esq.

----------
/1/  Lincoln Variable Insurance Products Trust Amendment No. 65 (File No.
     33-70742)